Share Capital and Equity Reserve - Summary of Number and Weighted Average Exercise Prices of Other Equity Instruments (Detail) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
RSU
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [line items]
Outstanding, beginning of year	1,738,889	1,811,963
Granted	2,558,241	701,732
Exercised	(974,766)	(573,104)
Forfeited / expired	(752,180)	(201,702)
Outstanding, end of year	2,570,184	1,738,889
DSU Plan
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [line items]
Outstanding, beginning of year	324,010	377,612
Granted	133,434	6,763
Released	0	(60,365)
Outstanding, end of year	457,444	324,010
PSU
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [line items]
Outstanding, beginning of year	813,935	617,373
Granted	503,199	230,572
Exercised	(546,138)	(17,570)
Forfeited / expired	(280,428)	(16,440)
Added by performance factor	269,052	0
Outstanding, end of year	759,620	813,935